Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,648,492,500.00
Previously Paid Amount	0.00
Total Fee Amount	227,656.81
Total Offset Amount	0.00
Net Fee	227,656.81
Narrative - Max Aggregate Offering Price	$ 1,648,492,500.00
Final Prospectus	true